Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans - 12 months ended Dec. 31, 2023	$ / shares	₪ / shares
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Exercise price (in Dollars per share) | ₪ / shares		₪ 67.48
Underlying share price (in Dollars per share)	$ 5.13
IRR	20.63%	20.63%
Private Warrants [Member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Risk-free interest rate	3.91%	3.91%
Expected term (years)	4 years 2 months 1 day	4 years 2 months 1 day
Expected volatility	86.60%	86.60%
Exercise price (in Dollars per share)	$ 103.39
Underlying share price (in Dollars per share)	$ 2.17
Shyana- February Loan Agreement [Member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Risk-free interest rate	4.38%	4.38%
Expected term (years)	1 year 1 month 24 days	1 year 1 month 24 days
Expected volatility	132.85%	132.85%
Underlying share price (in Dollars per share)	$ 2.17
Shyana February Loan Agreement Black Scholes Option [Member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Risk-free interest rate	4.27%	4.27%
Expected term (years)	2 years	2 years
Expected volatility	124.90%	124.90%
Exercise price (in Dollars per share)	$ 0.5
Underlying share price (in Dollars per share)	$ 2.17
Shyana June Loan Agreement Monte Carlo Conversion component [Member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Risk-free interest rate	4.34%	4.34%
Expected term (years)	1 year 5 months 12 days	1 year 5 months 12 days
Expected volatility	122.86%	122.86%
Underlying share price (in Dollars per share)	$ 2.17
Shyana July Loan Agreement Monte Carlo Conversion component [Member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Risk-free interest rate	4.33%	4.33%
Expected term (years)	1 year 6 months 7 days	1 year 6 months 7 days
Expected volatility	121.43%	121.43%
Underlying share price (in Dollars per share)	$ 2.17
Shyana July Loan Agreement Black Scholes option [Member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Risk-free interest rate	4.33%	4.33%
Expected term (years)	2 years	2 years
Expected volatility	124.90%	124.90%
Exercise price (in Dollars per share)	$ 0.76
Underlying share price (in Dollars per share)	$ 2.17
Lind- Conversion Component [Member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Risk-free interest rate	5.09%	5.09%
Expected term (years)	6 months	6 months
Expected volatility	157.17%	157.17%
Underlying share price (in Dollars per share)	$ 2.17
Bottom of range [member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Exercise price (in Dollars per share) | (per share)	$ 0.04	₪ 0.14
Bottom of range [member] | AGP- Conversion Component [Member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Risk-free interest rate	3.90%	3.90%
Expected term (years)	4 years 4 months 6 days	4 years 4 months 6 days
Expected volatility	112.38%	112.38%
Exercise price (in Dollars per share)	$ 3.5
Underlying share price (in Dollars per share)	2.17
Bottom of range [member] | Vendor- Conversion Component [Member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Underlying share price (in Dollars per share)	5.13
Top of range [member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Exercise price (in Dollars per share) | (per share)	0.04	₪ 18.6
Top of range [member] | AGP- Conversion Component [Member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Underlying share price (in Dollars per share)	$ 5.19
IRR	20.63%	20.63%
Top of range [member] | Vendor- Conversion Component [Member]
Financials Liabilities (Details) - Schedule of Conversion Component of Convertible Loans [Line Items]
Underlying share price (in Dollars per share)	$ 5.19